Financial Instruments and Risk Management - Schedule of Derivative Commodity Contract Positions (Details) - Three-Way Collar Contract [Member]	12 Months Ended
Dec. 31, 2019 $ / bbl bbl
July 2020 - December 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Remaining Volume (bbl) | bbl	300,000
Monthly Volume (bbl) | bbl	50,000
January 2020 - June 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Remaining Volume (bbl) | bbl	300,000
Monthly Volume (bbl) | bbl	50,000
January 2020 - June 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Remaining Volume (bbl) | bbl	150,000
Monthly Volume (bbl) | bbl	25,000
Put Option1 [Member] | Long1 [Member] | July 2020 - December 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	54.00
Put Option1 [Member] | Long1 [Member] | January 2020 - June 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	54.00
Put Option1 [Member] | Long1 [Member] | January 2020 - June 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	55.00
Put Option1 [Member] | Short1 [Member] | July 2020 - December 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	45.00
Put Option1 [Member] | Short1 [Member] | January 2020 - June 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	46.50
Put Option1 [Member] | Short1 [Member] | January 2020 - June 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	45.00
Call Option1 [Member] | Short1 [Member] | July 2020 - December 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	70.00
Call Option1 [Member] | Short1 [Member] | January 2020 - June 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	70.00
Call Option1 [Member] | Short1 [Member] | January 2020 - June 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	72.70